Operating Segments - Summary of Revenue from Customers (Detail) - USD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021
Customer A [member]
Disclosure of major customers [line items]
Revenue			$ 2,838
Customer B [member]
Disclosure of major customers [line items]
Revenue		$ 2,566
Customer C [member]
Disclosure of major customers [line items]
Revenue	$ 4,673